Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Equity

NOTE 11 – EQUITY

On April 15, 2020, the Company issued 12,500 and 31,818 of the Company’s ordinary shares to Tradigital Marketing Group, Inc and to ARC Group Ltd, pursuant to the Company’s services agreement and the financial advisory services agreement, respectively, with such firms. Such ordinary shares were issued at $3.51 per share, which was based on the closing price of the shares traded on the NYSE stock exchange on April 15, 2020.